Borrowings - Senior Secured Term Loan Facility Due March 2018 (Details) - Senior Secured Term Loan Facility € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014	Jul. 18, 2014 EUR (€)	Jul. 18, 2014 USD ($)
USD denominated new term loan due March 2018
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 4,600
USD denominated new term loan due March 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
USD denominated new term loan due March 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Euro denominated new term loan due March 2018
Debt Instrument [Line Items]
Maximum borrowing capacity | €		€ 311
USD denominated old term loan due March 2018
Debt Instrument [Line Items]
Amount outstanding			$ 350
USD denominated old term loan due March 2018 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
USD denominated old term loan due March 2018 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%